Summary of Gains and Losses for Derivative Instruments Recognized in Net Realized Investment Gains and Losses in Statements of Operations (Parenthetical) (Detail) (USD $)
In Millions, unless otherwise specified
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of realized gains and losses for derivative instruments
Hedging gains/losses	$ 499.0	$ 1,800.0	$ 827.0	$ 1,000.0